Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) (Q3) - USD ($) $ in Thousands	Total	IPO [Member]	Common Stock	Common Stock IPO [Member]	Preferred Stock	Treasury Stock	Additional Paid-in Capital	Additional Paid-in Capital IPO [Member]	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning balance at Dec. 31, 2018	$ (1,856)		$ 1			$ 0	$ 11,367		$ 0	$ (13,224)
Beginning balance (in shares) at Dec. 31, 2018			56,146,407			0
Restricted stock awards vested during the period (in shares)			3,822,019
Issuance of common stock	6,000						6,000
Issuance of common stock (in shares)			3,665,555
Stock-based compensation	906						906
Net Income (loss)	(13,495)									(13,495)
Ending balance at Dec. 31, 2019	(8,445)		$ 1		$ 0	$ 0	18,273		0	(26,719)
Ending balance (in shares) at Dec. 31, 2019			63,633,981		0	0
Restricted stock awards vested during the period (in shares)			2,014,091
Issuance of common stock	30,000						30,000
Issuance of common stock (in shares)			9,162,976
Stock-based compensation	933						933
Net Income (loss)	(3,356)									(3,356)
Other comprehensive income (loss)	(8)								(8)
Ending balance at Jun. 30, 2020	19,124		$ 1		$ 0	$ 0	49,206		(8)	(30,075)
Ending balance (in shares) at Jun. 30, 2020			74,811,048		0	0
Beginning balance at Dec. 31, 2019	(8,445)		$ 1		$ 0	$ 0	18,273		0	(26,719)
Beginning balance (in shares) at Dec. 31, 2019			63,633,981		0	0
Net Income (loss)	(6,196)
Ending balance at Sep. 30, 2020	16,720		$ 1		$ 0	$ 0	49,654		(20)	(32,915)
Ending balance (in shares) at Sep. 30, 2020			65,509,094		0	9,896,666
Beginning balance at Dec. 31, 2019	$ (8,445)		$ 1		$ 0	$ 0	18,273		0	(26,719)
Beginning balance (in shares) at Dec. 31, 2019			63,633,981		0	0
Restricted stock awards vested during the period (in shares)			3,255,049
Repurchase of treasury stock			(9,896,666)			9,896,666
Issuance of common stock upon exercise of stock options (in shares)	0
Issuance of common stock	$ 30,000						30,000
Issuance of common stock (in shares)			9,162,976
Stock-based compensation	1,823						1,823
Net Income (loss)	(15,924)									(15,924)
Other comprehensive income (loss)	(3)								(3)
Ending balance at Dec. 31, 2020	7,451		$ 1		$ 0	$ 0	50,096		(3)	(42,643)
Ending balance (in shares) at Dec. 31, 2020			66,155,340		0	9,896,666
Beginning balance at Jun. 30, 2020	19,124		$ 1		$ 0	$ 0	49,206		(8)	(30,075)
Beginning balance (in shares) at Jun. 30, 2020			74,811,048		0	0
Restricted stock awards vested during the period (in shares)			594,712
Repurchase of treasury stock			(9,896,666)			9,896,666
Stock-based compensation	448						448
Net Income (loss)	(2,840)									(2,840)
Other comprehensive income (loss)	(12)								(12)
Ending balance at Sep. 30, 2020	16,720		$ 1		$ 0	$ 0	49,654		(20)	(32,915)
Ending balance (in shares) at Sep. 30, 2020			65,509,094		0	9,896,666
Beginning balance at Dec. 31, 2020	7,451		$ 1		$ 0	$ 0	50,096		(3)	(42,643)
Beginning balance (in shares) at Dec. 31, 2020			66,155,340		0	9,896,666
Restricted stock awards vested during the period (in shares)			3,413,849
Repurchase of treasury stock			(865,900)			865,900
Issuance of common stock upon exercise of stock options	50						50
Issuance of common stock upon exercise of stock options (in shares)			213,690
Repurchase and retirement of common stock	(54,155)		$ (1)				(54,154)
Repurchase and retirement of common stock (shares)			(4,455,384)
Impact of Stock Split			$ 6				(6)
Deferred offering costs	(7,093)						(7,093)
Issuance of common stock		$ 241,155		$ 2				$ 241,153
Issuance of common stock (in shares)				19,840,000
Stock-based compensation	53,150						53,150
Net Income (loss)	(59,792)									(59,792)
Other comprehensive income (loss)	6								6
Ending balance at Jun. 30, 2021	180,772		$ 8		$ 0		283,196		3	(102,435)
Ending balance (in shares) at Jun. 30, 2021			84,301,595		0	10,762,566
Beginning balance at Dec. 31, 2020	7,451		$ 1		$ 0	$ 0	50,096		(3)	(42,643)
Beginning balance (in shares) at Dec. 31, 2020			66,155,340		0	9,896,666
Issuance of common stock (in shares)		4,455,384
Net Income (loss)	(82,707)
Ending balance at Sep. 30, 2021	163,359		$ 8		$ 0		288,696		6	(125,351)
Ending balance (in shares) at Sep. 30, 2021			84,944,145		0	10,762,566
Beginning balance at Jun. 30, 2021	180,772		$ 8		$ 0		283,196		3	(102,435)
Beginning balance (in shares) at Jun. 30, 2021			84,301,595		0	10,762,566
Issuance of common stock upon exercise of stock options	107						107
Issuance of common stock upon exercise of stock options (in shares)			642,550
Deferred offering costs	12						12
Stock-based compensation	5,381						5,381
Net Income (loss)	(22,916)									(22,916)
Other comprehensive income (loss)	3								3
Ending balance at Sep. 30, 2021	$ 163,359		$ 8		$ 0		$ 288,696		$ 6	$ (125,351)
Ending balance (in shares) at Sep. 30, 2021			84,944,145		0	10,762,566